NET LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator [Abstract]
Net loss	$ (94,989)	$ (36,613)	$ (35,792)
Numerator for basic EPS - loss attributable to common stockholders	(94,989)	(36,613)	(35,792)
Numerator for diluted EPS - loss attributable to common stockholders	$ (94,989)	$ (36,613)	$ (35,792)
Denominator [Abstract]
Common stock (in shares)	79,578,540	5,355,463	5,146,977
Denominator for basic EPS - weighted-average common stock (in shares)	79,578,540	5,355,463	5,146,977
Denominator for diluted EPS - weighted-average common stock (in shares)	79,578,540	5,355,463	5,146,977
Basic net loss per share (in dollars per share)	$ (1.19)	$ (6.84)	$ (6.95)
Diluted net loss per share (in dollars per share)	$ (1.19)	$ (6.84)	$ (6.95)
Net Loss per Share [Abstract]
Anti-dilutive common equivalent shares (in shares)	16,282,263	98,158,809	92,091,754
Outstanding Convertible Preferred Stock (Series A through E) [Member]
Net Loss per Share [Abstract]
Anti-dilutive common equivalent shares (in shares)	0	90,789,268	84,201,570
Outstanding Options to Purchase Common Stock [Member]
Net Loss per Share [Abstract]
Anti-dilutive common equivalent shares (in shares)	7,726,972	7,369,541	7,890,184
Outstanding Restricted Stock Units [Member]
Net Loss per Share [Abstract]
Anti-dilutive common equivalent shares (in shares)	4,586,972	0	0
Outstanding Warrants [Member]
Net Loss per Share [Abstract]
Anti-dilutive common equivalent shares (in shares)	3,968,319	0	0